Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	FLOWERS FOODS, INC.
Entity Central Index Key	0001128928
Current Fiscal Year End Date	--12-31